Note 6 - Lease Obligations - Summary of Lease Obligations (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Obligations under leases	$ 6,649,995	$ 4,206,869
Less: Current portion	2,881,804	2,058,161
Non-current lease liabilities	$ 3,768,191	$ 2,148,708